Note 4 - Personnel Expenses, Including Share-based Compensation (Details Textual) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2025 shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted	$ 19.67
Number of other equity instruments granted in share-based payment arrangement | shares	1,853,450
Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted		$ 12.58	$ 8.39
Kunlun Tech [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted		$ 3.22	$ 2.01
Options and RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)		5 months 8 days	7 months 20 days
Kunlun Tech RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)		9 months 14 days	1 year 1 month 6 days
Weighted average grant date fair value of RSUs granted		$ 3.22	$ 2.01
Number of other equity instruments granted in share-based payment arrangement | shares		1,610,824	6,200,000
Share-based compensation | $		$ (2.9)
Kunlun Tech RSU [member] | Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares		1,666,500
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of RSUs granted		$ 12.58	$ 8.39
Number of other equity instruments granted in share-based payment arrangement | shares		390,000	934,359